Prepaid Expenses (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses
Bonds	$ 9,381	$ 9,381	$ 9,381
Transfer agent fees and filing fees	3,000	11,123	13,124
Insurance		0	6,935
Office Misc.			6,000
Investor relations	1,598	0	56,272
Total prepaid expenses	$ 13,979	$ 20,504	$ 91,712